S000034846 [Member] Expense Example - Wilmington Municipal Bond Fund	Apr. 30, 2026 USD ($)
Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 520
Expense Example, with Redemption, 3 Years	748
Expense Example, with Redemption, 5 Years	994
Expense Example, with Redemption, 10 Years	1,697
Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	48
Expense Example, with Redemption, 3 Years	179
Expense Example, with Redemption, 5 Years	322
Expense Example, with Redemption, 10 Years	$ 738